Noncontrolling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2019	[1]
Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest	$ 4,000,000	$ 0		$ 0
Healthways Brazil
Noncontrolling Interest [Line Items]
Controlling interest held by Company			51.00%
Noncontrolling interest			49.00%
Visualize Health | Common stock of HDS-VH Holdings, Inc
Noncontrolling Interest [Line Items]
Number of shares issued (in shares)	1,068,900

[1]	Retroactively restated for the Reverse Recapitalization as a result of the Business Combination as described in Notes 1 and 2.